Equity Instruments	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 10 – Equity Instruments

Options

Prior to the Merger, Aytu had two approved stock option plans (Luoxis 2013 Stock Option Plan and Vyrix 2013 Stock Option Plan), pursuant to which Aytu had reserved a total of 1,718,828 million shares of common stock, both of which were terminated on April 16, 2015 upon the closing of the Merger.

The Luoxis options that were in the money and all outstanding Vyrix options issued under the respective 2013 Option Plans were accelerated and cancelled in connection with the Merger. Option holders received a cash payment per option share equal to the difference between the consideration payable per share of common stock pursuant to the Merger and the exercise price of the option; if the consideration paid to holders of common stock was less than the exercise price of such options, no amount was paid to the option holder in connection with the cancellation. The cash payment during the period ended June 30, 2015 was $27,000. The Company recognized non-cash compensation expense of $422,000 and $189,000 related to the Luoxis and Vyrix options that had accelerated vesting as of the Merger date during the period ended June 30, 2015.

The Luoxis options that were not paid out were terminated pursuant to the terms of the 2013 Luoxis Option Plan. The Company treated these options as pre-vesting forfeitures and $433,000 of previously recognized non-cash compensation expense was reversed.

On June 1, 2015, Aytu’s stockholders approved the 2015 Stock Option and Incentive Plan (the “2015 Plan”), which provides for the award of stock options, stock appreciation rights, restricted stock and other equity awards for up to an aggregate of 10.0 million shares of common stock. The shares of common stock underlying any awards that are forfeited, canceled, reacquired by Aytu prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2015 Plan will be added back to the shares of common stock available for issuance under the 2015 Plan. The fair value of the options are calculated using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. Aytu estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. Aytu has computed the fair value of all options granted during the nine months ended March 31, 2016 using the following assumptions:

Expected volatility	75.00%
Risk free interest rate	1.21% - 1.90%
Expected term (years)	3.75 - 6.25
Dividend yield	0%

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining Contractual
	Options	Exercise Price	Life in Years

Outstanding June 30, 2015	-	$-
Granted	3,717,500	$1.55
Exercised	-	$-
Forfeited/Cancelled	(50,000)	$1.51
Outstanding March 31, 2016	3,667,500	$1.55	9.55
Exercisable at March 31, 2016	1,477,500	$1.51	9.62
Available for grant at March 31, 2016	6,332,500

Stock-based compensation expense related to the fair value of stock options was included in the statements of operations as research and development expenses and selling, general and administrative expenses as set forth in the table below. Aytu determined the fair value as of the date of grant using the Black-Scholes option pricing model and expenses the fair value ratably over the vesting period. The following table summarizes stock-based compensation expense for the three and nine months ended March 31, 2016 and for the stock-based compensation expense related to the Luoxis and Vyrix options for the three and nine months ended March 31, 2015:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015

Research and development expenses
Stock options	$38,000	$115,000	$63,000	$323,000
Selling, general and administrative expenses
Stock options	258,000	157,000	484,000	427,000
	$296,000	$272,000	$547,000	$750,000

Unrecognized expense at March 31, 2016	$1,554,000

Weighted average remaining years to vest	2.90

Of the options that Aytu issued during the nine months ended March 31, 2016, 1,447,500 were to Ampio board members and employees. This was recorded as a return of capital to Ampio and Ampio will take a stock-based compensation expense equal to $1.3 million on their financial statements related to these option grants.

Warrants

Aytu issued warrants in conjunction with its 2013 private placement as well as to the placement agents in conjunction with the 2015 convertible promissory note financing that converted to common stock (see Note 8). The 2015 warrants were previously classified as a liability and upon conversion of the notes to common stock the associated warrants were assigned a value and moved to equity. A summary of these warrants is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining Contractual
	Warrants	Exercise Price	Life in Years

Outstanding June 30, 2015	102,613	$4.53	2.92
Warrants issued to placement agents for convertible promissory notes	267,052	$0.65
Outstanding March 31, 2016 (unaudited)	369,665	$1.73	3.78

Significant assumptions in valuing the warrant liability related to the placement agent warrants issued during the March 31, 2016 quarter were as follows:

Expected volatility	75%
Risk free interest rate	1.36% - 1.37%
Contractual term (years)	4.6
Dividend yield	0%

Warrant Obligation related to the Convertible Promissory Notes

Aytu has the obligation to issue warrants to the private placement agents for the 2015 convertible note financing as part of their fees for the financing. These warrants are classified as a derivative warrant liability due to the fact that the number of shares and exercise price have not been set as of March 31, 2016. The number of shares of Company stock that these warrants will convert into is equal to 8% of the gross number of shares of the Company stock issuable upon conversion of the Notes issued to investors introduced to the Company by the private placement agents pursuant to the private placement memorandum. The exercise price will be the conversion price per share at which the first outstanding Note converts into Company common stock. The warrants have a term of five years from August 31, 2015 due to the conversion setting the price of these warrants (see Note 8). During the quarter ended March 31, 2016, a portion of this warrant obligation converted into 267,052 warrants with an exercise price of $0.65 which were reclassified from liability based warrants to equity presentation (see Note 12). This conversion increased additional paid-in capital by $87,000. The warrants related to the convertible debt that did not convert are still classified as a liability until such time as the conversion price is set.

Note 7 – Equity Instruments

Options

Prior to the Merger, Aytu had two approved stock option plans (Luoxis 2013 Stock Option Plan and Vyrix 2013 Stock Option Plan), pursuant to which Aytu had reserved a total of 1,718,828 million shares of common stock, both of which were terminated on April 16, 2015 upon the closing of the Merger.

The Luoxis options that were in the money and all outstanding Vyrix options issued under the 2013 Option Plans were accelerated and cancelled in connection with the Merger. Option holders received a cash payment per option share equal to the difference between the consideration payable per share of common stock pursuant to the Merger and the exercise price of the option, if the consideration paid to holders of common stock was less than the exercise price of such options, no amount was paid to the option holder in connection with the cancellation. The cash payment during the period ended June 30, 2015 was $27,000. The company recognized compensation of $422,000 and $189,000 related to the Luoxis and Vyrix options that had accelerated vesting as of the Merger date.

The Luoxis options that were not paid out were terminated pursuant to the terms of the 2013 Luoxis Option Plan. The Company treated these options as pre-vesting forfeitures and $433,000 of previously recognized compensation was reversed.

Pursuant to the Luoxis 2013 Stock Option Plan, 1,102,761 shares of its common stock were reserved for issuance. The fair value of the options was calculated using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. Aytu estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The assumptions are as follows:

	Years Ended June 30,
	2015	2014

Expected volatility	79% - 108%	79% - 82%
Risk free interest rate	1.62% - 2.09%	0.75% - 1.53%
Expected term (years)	5.5 - 7.0	5.0 - 6.5
Dividend yield	0%	0%

Stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Outstanding June 30, 2013	396,994	$4.53	9.96	$1,272,000
Granted	33,083	$4.53
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding June 30, 2014	430,077	$4.53	9.01	$1,374,000
Granted	195,189	$7.25
Exercised	—	$—
Forfeited/Cancelled	(625,266)	$5.40
Outstanding June 30, 2015	—	$—
Exercisable at June 30, 2015	—	$—
Available for grant at June 30, 2015	—

Pursuant to the Vyrix 2013 Stock Option Plan, 616,067 shares of its common stock were reserved for issuance. The fair value of the options was calculated using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. Aytu estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. In accordance with the Vyrix 2013 Stock Option Plan, no additional options were granted during the year-ended June 30, 2015. The assumptions are as follows:

Year Ended June 30,
2014
Expected volatility	63% - 76%
Risk free interest rate	0.90% - 2.02%
Expected term (years)	5.0 - 6.5
Dividend yield	0%

Stock option activity is as follows:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Outstanding June 30, 2013	—	$—	—	$—
Granted	117,053	$5.68
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding June 30, 2014	117,053	$5.68	9.54	$417,000
Granted	—	$—
Exercised	—	$—
Forfeited/Cancelled	(117,053)	$5.68
Outstanding June 30, 2015	—	$—
Exercisable at June 30, 2015	—	$—
Available for grant at June 30, 2015	—

Stock-based compensation expense related to the fair value of stock options was included in the statements of operations as research and development expenses and general and administrative expenses as set forth in the table below. Aytu determined the fair value as of the date of grant using the Black-Scholes option pricing model and expenses the fair value ratably over the vesting period. The following table summarizes stock-based compensation expense for the years ended June 30 2015 and 2014:

	Years Ended June 30,
	2015	2014
Research and development expenses
Stock options
Luoxis	$427,000	$206,000
Vyrix	92,000	38,000
General and administrative expenses
Stock options
Luoxis	316,000	152,000
Vyrix	183,000	104,000
	$1,018,000	$500,000

Unrecognized expense at June 30, 2015
Luoxis	$—
Vyrix	$—
Weighted average remaining years to vest
Luoxis	—
Vyrix	—

On June 1, 2015, Aytu’s stockholders approved the 2015 Stock Option and Incentive Plan (the “2015 Plan”), which provides for the award of stock options, stock appreciation rights, restricted stock and other equity awards for up to an aggregate of 10,000,000 shares of common stock. The shares of common stock underlying any awards that are forfeited, canceled, reacquired by Aytu prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2015 Plan will be added back to the shares of common stock available for issuance under the 2015 Plan. As of September 28, 2015, no grants have been made under the 2015 Plan.

Warrants

Aytu issued warrants in conjunction with its 2013 private placement. A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding June 30, 2013	102,613	$4.53	4.41
Outstanding June 30, 2014	102,613	$4.53	3.92
Outstanding June 30, 2015	102,613	$4.53	2.92

These warrants were valued using the Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and expected life. Changes to the assumptions could cause significant adjustments to valuation. The Company estimated a volatility factor utilizing a weighted average of comparable published volatilities of peer companies. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The offering costs and the additional paid-in capital for the warrants associated with the common stock offering were valued at $313,000 using the Black-Scholes valuation methodology.